Credit risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross carrying amount	¥ 818,114	¥ 697,074
Loss allowance	26,724	21,733
Not yet due [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross carrying amount	653,825	634,700
Loss allowance	11,741	9,521
1-89 days past due [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross carrying amount	42,005	700
Loss allowance	690	10
90-179 days past due [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross carrying amount	7,500	3,800
Loss allowance	113	114
180-365 days past due [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross carrying amount	64,160	32,530
Loss allowance	1,085	1,164
Over 1 year past due [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross carrying amount	50,624	25,344
Loss allowance	¥ 13,095	¥ 10,924